Note 21 - Financial liabilities at amortized cost - Deposits from customers by geographical area and instruments (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	€ 367,312	€ 376,379
Demand Deposits And Other By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	130,240	123,382
Demand Deposits And Other By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	7,054	6,816
Demand Deposits And Other By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	37,214	36,492
Demand Deposits And Other By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	22,954	23,710
Demand Deposits And Other By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	39,436	36,728
Demand Deposits And Other By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	11,849	12,427
Demand Deposits And Other By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	809	1,028
Demand Deposits And Other By Geographical Area [Member] | Total [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	249,557	240,583
Deposits With Agreed Maturity By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	32,567	39,513
Deposits With Agreed Maturity By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	11,876	13,372
Deposits With Agreed Maturity By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	11,618	11,622
Deposits With Agreed Maturity By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	15,143	15,053
Deposits With Agreed Maturity By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	21,292	21,436
Deposits With Agreed Maturity By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	22,470	24,237
Deposits With Agreed Maturity By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	1,295	1,484
Deposits With Agreed Maturity By Geographical Area [Member] | Total [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	116,262	126,716
Repurchase Agreements By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	16	2,664
Repurchase Agreements By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	110	1,989
Repurchase Agreements By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	1,356	4,272
Repurchase Agreements By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	2	2
Repurchase Agreements By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0	0
Repurchase Agreements By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	10	152
Repurchase Agreements By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0	0
Repurchase Agreements By Geographical Area [Member] | Total [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	1,494	9,079
Total [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	162,823	165,559
Total [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	19,040	22,177
Total [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	50,189	52,387
Total [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	38,099	38,764
Total [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	60,728	58,164
Total [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	34,329	36,815
Total [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	2,104	2,511
Total [Member] | Total [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	€ 367,312	€ 376,379